2024 HIGHLIGHTS (Details) R$ / shares in Units, R$ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Jul. 31, 2024 BRL (R$) R$ / shares shares	Nov. 30, 2023	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 BRL (R$)	Sep. 30, 2024 USD ($)
2024 HIGHLIGHTS
Net Profit/(Loss)					R$ 10,380,754	R$ 4,394,861	R$ 3,638,382
Capital injection					176,643	1,439,478	74,307
Additional amount recognition transmission concession contracts			R$ 6,129,771
Loans and financing obtained and debentures obtained					29,965,839	11,821,045	R$ 8,500,000
Eletrobras bonds maturity on 01/11/2035
2024 HIGHLIGHTS
Notional amount									R$ 4,219,050	$ 750,000
Interest (as a percent)									6.50%	6.50%
Debentures And Commercial Notes
2024 HIGHLIGHTS
Loans and financing obtained and debentures obtained					30,000,000
Servizi Assicurativi Del Commercio Estero SPA
2024 HIGHLIGHTS
Notional amount	R$ 2,384,383				R$ 2,384,383			$ 400,000
Loans and financing obtained and debentures obtained	R$ 2,384,383	$ 400,000
Furnas | Retiro Baixo Energtica S.A.
2024 HIGHLIGHTS
Percentage of equity interest /Percentage of participation				49.00%
Bandeirante Empreendimentos Ltda
2024 HIGHLIGHTS
Percentage of equity interest /Percentage of participation	100.00%	100.00%
Percentage of voting equity interests acquired	51.00%				51.00%			51.00%
ISA Energia
2024 HIGHLIGHTS
Net Profit/(Loss)					R$ 3,498,416	R$ 2,841,117
Proceeds from associate offerings			2,153,842
ISA Energia | Secondary Public Offering
2024 HIGHLIGHTS
Equity method investments loss from associate offering			R$ 125,822
ISA Energia | Preferred shares | Secondary Public Offering
2024 HIGHLIGHTS
Number of shares issued | shares			93,000,000
Subscription price per share, in the offering | R$ / shares			R$ 23.50